Average Annual Total Returns - Investor Class and Class H - Nova Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class 13.88% 1 Year	Investor Class 13.88% 5 Years	Investor Class 13.88% 10 Years	Class H 1 Year	Class H 5 Years	Class H Inception Date	Class H Since Inception	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions Since Inception	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class H 13.88% 1 Year	Class H 13.88% 5 Years	Class H 13.88% Since Inception
Total	19.65%	18.78%	17.68%	19.38%	18.45%	17.50%	11.62%	15.13%	15.09%	18.40%	15.22%	13.88%	19.35%	18.52%	Sep. 18, 2014	15.01%	19.06%	18.17%	14.72%	11.45%	14.90%	12.13%	18.40%	15.22%	12.69%